Acquisitions	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Acquisitions

3. Acquisitions

a) FPSO Unit from Sevan Marine ASA

On November 30, 2011, Teekay entered into an agreement to acquire a floating, production, storage and off-loading (or FPSO) unit, the Sevan Voyageur (or Voyageur Spirit) and its existing customer contract from Sevan Marine ASA (or Sevan). Teekay agreed to acquire the Voyageur Spirit once the existing upgrade project was completed and the Voyageur Spirit commenced operations under its customer contract. In September 2012, the Voyageur Spirit completed its upgrade at the Nymo shipyard and arrived at the Huntington Field in the U.K. sector of the North Sea in October 2012. Under the terms of the agreement, Teekay prepaid Sevan $94 million to acquire the Voyageur Spirit, assumed the Voyageur Spirit’s existing $230.0 million credit facility, which had an outstanding balance of $220.5 million on November 30, 2011, and was responsible for all upgrade costs incurred after November 30, 2011, which were estimated to be between $140 million and $150 million. Teekay had control over the upgrade project and had guaranteed the repayment of the existing credit facility.

On April 13, 2013, the Voyageur Spirit FPSO unit began production on the Huntington Field and commenced its five-year charter with E.ON Ruhrgas UK E&P Limited (or E.ON). On May 2, 2013, Teekay completed the acquisition of the Voyageur Spirit FPSO unit. The excess of the price paid over the carrying value of the non-controlling interest acquired was $35.4 million and has been accounted for as a reduction to equity. Immediately thereafter, the FPSO unit was sold by Teekay to its subsidiary Teekay Offshore Partners L.P. (or Teekay Offshore) for an initial purchase price of $540.0 million that was effectively reduced to $527.3 million as at June 30, 2013 (see below). The Voyageur Spirit FPSO unit has been consolidated by the Company since November 30, 2011, as the Voyageur Spirit FPSO unit was a variable interest entity (or VIE) and the Company was the primary beneficiary from November 30, 2011 until its purchase in May 2013.

Upon commencing production on April 13, 2013, the Voyageur Spirit FPSO unit had a specified time period to receive final acceptance from the charterer, E.ON, at which point the unit would commence full operations under the contract with E.ON. However, due to a defect encountered in one of its two gas compressors, the FPSO unit was unable to achieve final acceptance within the allowable timeframe under the charter contract, resulting in the FPSO unit being declared off-hire by the charterer retroactive to April 13, 2013. This resulted in $17.0 million of the charter rate being foregone during the second quarter of 2013. As part of the sales and purchase agreement for the Voyageur Spirit FPSO unit, Teekay has agreed to indemnify Teekay Offshore for this amount and any further loss of the charter rate under the charter agreement with E.ON from the date of first oil on April 13, 2013 until final acceptance is achieved, up to a maximum of $54 million. On August 27, 2013, the defect related to the FPSO unit’s gas compressor had been repaired and the Voyageur Spirit FPSO unit was producing at its full capacity as specified under the charter contract. Commercial discussions with E.ON are ongoing with respect to determining the date of final acceptance under the contract as well as compensation related to the period prior to final acceptance.

Any amounts paid as indemnification from Teekay to Teekay Offshore are effectively treated for accounting purposes as a reduction in the purchase price paid by Teekay Offshore. In addition, any compensation received from the charterer during the indemnification period will reduce the amount of Teekay’s indemnification to Teekay Offshore. The $540 million original purchase price of the Voyageur Spirit FPSO unit has effectively been reduced to $527.3 million ($297.3 million net of assumed debt of $230.0 million) to reflect the $17 million indemnification amount for the second quarter of 2013, partially offset by the excess value of $4.3 million relating to the difference in fair value of the 1.4 million Teekay Offshore common units issued to Teekay on the date of closing of the transaction in May 2013 as compared to the fair value of the common units on the date Teekay offered to sell the FPSO unit to Teekay Offshore.

b) Teekay LNG – Exmar LPG BVBA Joint Venture

In February 2013, the Company’s subsidiary Teekay LNG Partners L.P. (or Teekay LNG) entered into a joint venture agreement with Belgium-based Exmar NV (or Exmar) to own and charter-in liquefied petroleum gas (or LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity called Exmar LPG BVBA, took economic effect as of November 1, 2012 and included 19 owned LPG carriers (including eight newbuilding carriers scheduled for delivery between 2014 and 2016, and taking into effect the sale of the Donau LPG carrier which was sold in April 2013) and five chartered-in LPG carriers. In July 2013, Exmar LPG BVBA exercised its options to construct two additional LPG carrier newbuildings. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, Teekay LNG invested $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million as its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG BVBA fleet. The excess of the book value of net assets acquired over Teekay LNG’s investment in Exmar LPG BVBA, which amounted to approximately $6 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of Exmar LPG BVBA and recognition of goodwill, in accordance with the preliminary purchase price allocation. Control of Exmar LPG BVBA is shared equally between Exmar and Teekay LNG. Teekay LNG accounts for its investment in Exmar LPG BVBA using the equity method.

c) Teekay LNG – Marubeni Joint Venture

In February 2012, a joint venture between Teekay LNG and Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) acquired a 100% interest in six liquefied natural gas (or LNG) carriers (or the MALT LNG Carriers) from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. Teekay LNG and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of the Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method. The Teekay LNG-Marubeni Joint Venture financed this acquisition with $1.06 billion from short-term secured loan facilities and $266 million from equity contributions from Teekay LNG and Marubeni Corporation. Teekay LNG has agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and as a result, deposited $30 million in a restricted cash account as security for the debt within the Teekay LNG-Marubeni Joint Venture and recorded a guarantee liability of $1.4 million. The carrying value of the guarantee liability as at June 30, 2013, was $0.2 million (December 31, 2012 – $0.6 million) and is included as part of other long-term liabilities. Teekay LNG has a 52% economic interest in the Teekay LNG-Marubeni Joint Venture and, consequently, its share of the $266 million equity contribution was $138.2 million. Teekay LNG also contributed an additional $5.8 million for its share of legal and financing costs as part of the investment. Teekay LNG financed the equity contributions by borrowing under its existing credit facilities. The excess of Teekay LNG’s investment in the Teekay LNG-Marubeni Joint Venture over the book value of net assets acquired, which amounted to approximately $303 million, has been accounted for as an increase to the carrying value of the vessels and out-of-the-money charters of the Teekay LNG-Marubeni Joint Venture, in accordance with the purchase price allocation. During the period between June 2013 and August 2013, the Teekay-LNG Marubeni Joint Venture completed the refinancing of its short-term loan facilities by entering into separate long-term debt facilities totaling approximately $963 million. These debt facilities mature between 2017 and 2030.